Flat Rock Enhanced Income Fund
Schedule of Investments
September 30, 2024 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a)
— 103.49% Principal Amount Fair Value
ABPCI Direct Lending Fund ABS II LLC, Series 2022-2A, Class C, 8.24%,
3/1/2032
(b)
$ 5,430,423 $ 5,005,006
ABPCI Direct Lending Fund ABS III LLC, Series 2023-1A, Class E,
12.05%, 8/1/2027
(b)
16,500,000 16,472,371
ABPCI Direct Lending Fund ABS IV LP, Series 2024-1A, Class C,
13.15%, 5/1/2034 (3M US SOFR + 783 bps)
(b)(c)
11,000,000 10,973,643
ABPCI Direct Lending Fund CLO I LLC, Series 2023-12A, Class E,
14.94%, 4/29/2035 (3M US SOFR + 968 bps)
(b)(c)
6,200,000 6,279,068
ABPCI Direct Lending Fund CLO Ltd., Series 2023-15A, Class E, 13.86%,
10/30/2035 (3M US SOFR + 860 bps)
(b)(c)
3,000,000 3,017,594
ABPCI Direct Lending Fund CLO Ltd., Series 2019-5A, Class D, 13.42%,
1/20/2036 (3M US SOFR + 813 bps)
(b)(c)
14,000,000 14,096,951
ABPCI Direct Lending Fund CLO Ltd., Series 2023-16A, Class E, 13.79%,
2/1/2036 (3M US SOFR + 861 bps)
(b)(c)
12,000,000 12,082,489
Barings Middle Market CLO Ltd., Series 2023-IIA, Class E, 15.76%,
1/20/2032 (3M US SOFR + 1043 bps)
(b)(c)(d)
8,500,000 8,360,141
Barings Middle Market CLO Ltd., Series 2021-IA, Class D, 14.19%,
7/20/2033 (3M US SOFR + 891 bps)
(b)(c)
1,000,000 1,004,818
Barings Middle Market CLO Ltd., Series 2023-IA, Class D, 13.96%,
1/20/2036 (3M US SOFR + 862 bps)
(b)(c)
11,500,000 11,572,803
BCC Middle Market CLO LLC, Series 2023-1A, Class E, 15.12%,
7/20/2035 (3M US SOFR + 984 bps)
(b)(c)
3,750,000 3,810,620
BCC Middle Market CLO LLC, Series 2018-1A, Class DR, 13.60%,
4/20/2036 (3M US SOFR + 832 bps)
(b)(c)
10,000,000 10,216,551
BlackRock Maroon Bells CLO XI LLC, Series 2022-1A, Class E, 14.80%,
10/15/2034 (3M US SOFR + 950 bps)
(b)(c)
4,162,500 4,178,526
Blackrock Mt. Hood CLO X LLC, Series 2023-1A, Class E, 15.37%,
4/20/2035 (3M US SOFR + 950 bps)
(b)(c)
14,413,362 14,615,337
Brightwood Capital MM CLO Ltd., Series 2020-1, Class ER, 14.02%,
1/15/2031 (3M US SOFR + 872 bps)
(b)(c)
13,000,000 12,892,342
Brightwood Capital MM CLO Ltd., Series 2024-2A, Class E, 13.84%,
4/15/2036 (3M US SOFR + 855 bps)
(b)(c)
5,000,000 5,031,369
Churchill Middle Market CLO Ltd., Series 2019-1A, Class ER, 13.42%,
4/23/2036 (3M US SOFR + 814 bps)
(b)(c)
16,000,000 16,112,602
CIFC-LBC Middle Market CLO LLC, Series 2023-1A, Class E, 14.58%,
10/20/2035 (3M US SOFR + 930 bps)
(b)(c)
3,750,000 3,799,604
Fortress Credit Opportunities XIX CLO, LLC, Series 2022-19A, Class ER,
13.31%, 10/15/2036 (3M US SOFR + 800 bps)
(b)(c)
14,000,000 14,000,000
Fortress Credit Opportunities XXI CLO, LLC, Series 2023-21A, Class E,
13.40%, 1/21/2035 (3M US SOFR + 812 bps)
(b)(c)
14,000,000 14,071,663
Great Lakes CLO Ltd., Series 2019-1A, Class E, 13.56%, 7/15/2031 (3M
US SOFR + 800 bps)
(b)(c)
7,512,500 7,560,580
Great Lakes CLO Ltd., Series 2021-5A, Class E, 13.06%, 4/15/2033 (3M
US SOFR + 776 bps)
(b)(c)
9,950,000 9,486,096
Great Lakes Kcap F3c Senior LLC, Series 2017-1A, Class E, 12.58%,
12/20/2029 (3M US SOFR + 750 bps)
(b)(c)
9,000,000 8,977,500

Flat Rock Enhanced Income Fund
Schedule of Investments (continued)
September 30, 2024 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a)
— 103.49%
- continued Principal Amount Fair Value
Guggenheim Corp. Funding, Series 2023-6A, Class E, 14.40%, 1/25/2036
(3M US SOFR + 911 bps)
(b)(c)
$ 7,500,000 $ 7,595,526
HPS Private Credit CLO LLC, Series 2023-1A, Class E, 15.15%,
7/15/2035 (3M US SOFR + 985 bps)
(b)(c)
11,000,000 11,177,343
HPS Private Credit CLO LLC, Series 2024-2A, Class E, 13.32%,
5/15/2036 (3M US SOFR + 812 bps)
(b)(c)
16,000,000 16,080,704
Jefferies Credit Partners Direct Lending CLO Ltd., Series 2024-1A, Class
E, 13.42%, 7/25/2036 (3M US SOFR + 825 bps)
(b)(c)
1,200,000 1,208,576
Lake Shore MM CLO II Ltd., Series 2019-2A, Class ERR, 13.94%,
10/17/2031 (3M US SOFR + 865 bps)
(b)(c)
18,000,000 18,099,443
Lake Shore MM CLO V LLC, Series 2022-1A, Class C, 14.44%,
10/15/2034 (3M US SOFR + 914 bps)
(b)(c)
15,476,364 15,584,497
Maranon Loan Funding Ltd., Series 2021-3A, Class ER, 12.64%,
10/15/2036 (3M US SOFR + 782 bps)
(b)(c)
19,700,000 19,503,000
MCF CLO IV, LLC, Series 2014-1A, Class ERR, 14.19%, 10/20/2033 (3M
US SOFR + 865 bps)
(b)(c)
2,000,000 2,009,478
MCF CLO LLC, Series 2019-1A, Class ER, 13.35%, 4/17/2036 (3M US
SOFR + 891 bps)
(b)(c)
5,000,000 5,027,052
MCF CLO VIII Ltd., Series 2018-1A, Class ER, 13.30%, 4/18/2036 (3M
US SOFR + 800 bps)
(b)(c)
2,000,000 2,010,482
Monroe Capital MML CLO Ltd., Series 2019-2A, Class E, 14.24%,
10/22/2031 (3M US SOFR + 896 bps)
(b)(c)
3,000,000 3,007,263
Monroe Capital MML CLO Ltd., Series 2021-1A, Class E, 13.93%,
5/20/2033 (3M US SOFR + 880 bps)
(b)(c)
6,000,000 6,032,708
Monroe Capital MML CLO Ltd., Series 2019-1X, Class ER, 13.74%,
11/22/2033 (3M US SOFR + 862 bps)
(b)(c)
2,000,000 2,009,004
Monroe Capital MML CLO Ltd., Series 2023-1A, Class E, 14.78%,
9/23/2035 (3M US SOFR + 909 bps)
(b)(c)
3,000,000 3,031,549
Monroe Capital MML CLO Ltd., Series 2024-1A, Class E, 13.08%,
7/23/2036 (3M US SOFR + 779 bps)
(b)(c)
24,000,000 23,610,477
Monroe Capital MML CLO VIII Ltd., Series 2019-1A, Class ER, 13.74%,
11/22/2033 (3M US SOFR + 862 bps)
(b)(c)
4,200,000 4,218,908
Monroe Capital MML CLO X Ltd., Series 2020-1A, Class ER, 13.88%,
5/20/2034 (3M US SOFR + 875 bps)
(b)(c)
4,500,000 4,522,859
Mount Logan Funding LP, Series 2018-1A, Class ER, 14.00%, 1/22/2033
(3M US SOFR + 872 bps)
(b)(c)
2,000,000 2,008,191
PennantPark CLO V Ltd., Series 2022-5A, Class ER, 13.25%, 10/15/2033
(3M US SOFR + 795 bps)
(b)(c)
6,000,000 6,019,900
TCP Whitney CLO Ltd., Series 2017-1A, Class ER, 13.55%, 8/22/2033
(3M US SOFR + 842 bps)
(b)(c)
4,000,000 4,018,728
Venture 46 CLO Ltd., Series 2022-46A, Class E, 13.54%, 7/20/2035 (3M
US SOFR + 826 bps)
(b)(c)
2,000,000 2,013,219
TOTAL COLLATERALIZED LOAN OBLIGATIONS DEBT
(Cost $366,140,127) 372,406,581
SHORT-TERM INVESTMENTS - 5.82%

Flat Rock Enhanced Income Fund
Schedule of Investments (continued)
September 30, 2024 - (Unaudited)
3M US SOFR – 3 Month SOFR as of September 30, 2024 was 5.31%.
MONEY MARKET FUNDS - 5.82%
First American Government Obligations Fund, Class X, 4.82%
(e)
20,940,083 $ 20,940,083
TOTAL SHORT-TERM INVESTMENTS (Cost $20,940,083) 20,940,083
TOTAL INVESTMENTS — 109.31% (Cost $387,080,210) 393,346,664
Liabilities in Excess of Other Assets — (9.31)% (33,504,646)
NET ASSETS — 100.00% $ 359,842,018
(a) The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. These
securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
Total fair value of Rule 144A securities amounts to $372,406,581, which representing 103.49% of net assets as of September 30, 2024.
(c) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These secu rities, therefore, do not indicate a reference rate and spread.
(d) Illiquid security. Security is being fair valued in accordance with the Trust's fair valuation policies and represents 2.32% of the Fund's net assets.
(e) Rate disclosed is the seven day effective yield as of September 30, 2024.
SOFR - Secured Overnight Financing Rate

Flat Rock Core Income Fund
Schedule of Investments
September 30, 2024 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS EQUITY
(a)(b)
— 7.68% Principal Amount Fair Value
Barings Middle Market CLO Ltd., Series 2021-1, Subordinated Notes,
19.55%, 7/20/2033
(c)(d)
$ 6,300,000 $ 5,549,675
BlackRock Elbert CLO V, LLC, Series 5I, Subordinated Notes, 8.16%,
6/15/2034
(c)(d)
2,000,000 1,376,142
BlackRock Maroon Bells CLO XI, LLC, Series 1A, Subordinated Notes,
13.26%, 10/15/2034
(c)(d)
10,191,083 5,166,645
Blackrock Mt. Hood CLO X, LLC, Series 1A, Class VDN, 32.11%,
4/20/2035
(c)(d)
5,000,000 2,436,887
Churchill Middle Market CLO III Ltd., Series 2021-1A, Subordinated
Notes, 14.48%, 10/24/2033
(c)(d)
5,000,000 3,529,660
TCP Whitney CLO Ltd., Series 1A, Class SUB2, 8.40%, 8/20/2033
(c)(d)
5,000,000 3,097,951
TOTAL COLLATERALIZED LOAN OBLIGATIONS EQUITY
(Cost $23,021,410) 21,156,960
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a)
— 44.96% Principal Amount Fair Value
ABPCI Direct Lending Fund ABS II, LLC, Series 2A, Class B, 4.99%,
3/1/2032
(c)
7,405,122 6,772,091
ABPCI Direct Lending Fund ABS IV LP, Series 2024-1A, Class C,
13.15%, 5/1/2034 (3M US SOFR + 783 bps)
(c)(e)
2,000,000 1,995,208
ABPCI Direct Lending Fund CLO, Series 2019-5A, Class D, 13.42%,
1/20/2036 (3M US SOFR + 813 bps)
(c)(e)
5,250,000 5,286,357
ABPCI Direct Lending Fund CLO I, LLC, Series 2016-1A, Class E2,
14.27%, 7/20/2033 (3M US SOFR + 899 bps)
(c)(e)
5,000,000 5,021,391
ABPCI Direct Lending Fund CLO XI LP, Series 2022-11A, Class E,
14.96%, 10/27/2034 (3M US SOFR + 970 bps)
(c)(e)
3,000,000 3,019,891
Barings Middle Market CLO Ltd., Series 2023-11A, Class D, 14.00%,
1/20/2032 (3M US SOFR + 867 bps)
(c)(e)
5,000,000 5,021,959
Brightwood Capital MM CLO Ltd., Series 2019-1A, Class D1, 11.28%,
1/15/2031 (3M US SOFR + 598 bps)
(c)(e)
2,425,000 2,430,171
Brightwood Capital MM CLO Ltd., Series 2023-1A, 11.79%, 10/15/2035
(3M US SOFR + 646 bps)
(c)(e)
7,900,000 8,037,319
Brightwood Capital MM CLO Ltd., Series 2023-1X, Class D, 11.79%,
10/15/2035 (3M US SOFR + 646 bps)
(c)(e)
1,500,000 1,526,073
Brightwood Capital MM CLO Ltd., Series 2024-2A, Class D, 11.04%,
4/15/2036 (3M US SOFR + 575 bps)
(c)(e)
5,000,000 5,088,813
Deerpath Capital CLO Ltd., Series 2020-1A, Class DR, 11.68%, 4/17/2034
(3M US SOFR + 639 bps)
(c)(e)
4,125,000 4,192,942
Fortress Credit Opportunities XIX CLO, LLC, Series 2022-19A, Class ER,
0.0%, 10/15/2036 (3M US SOFR + 800 bps)
(c)(e)
5,000,000 5,000,000
Fortress Credit Opportunities XXI CLO, LLC, Series 2023-21A, Class E,
13.40%, 1/21/2035 (3M US SOFR + 812 bps)
(c)(e)
10,000,000 10,051,188
Great Lakes CLO Ltd., Series 2014-1A, Class FR, 15.59%, 10/15/2029
(3M US SOFR + 1026 bps)
(c)(e)
3,000,000 2,862,575
Great Lakes CLO Ltd., Series 2019-1A, Class E, 13.56%, 7/15/2031 (3M
US SOFR + 800 bps)
(c)(e)
6,000,000 6,038,400

Flat Rock Core Income Fund
Schedule of Investments (continued)
September 30, 2024 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a)
— 44.96%
- continued Principal Amount Fair Value
Maranon Loan Funding Ltd., Series 2021-3A, Class DR, 9.63%,
10/15/2036 (3M US SOFR + 481 bps)
(c)(e)
$ 5,000,000 $ 4,975,000
MCF CLO IV, LLC, Class ERR, 14.19%, 10/20/2033 (3M US SOFR + 891
bps)
(c)(e)
5,000,000 5,023,695
MCF CLO VII LLC, Series 2017-3A, Class ER, 14.69%, 7/20/2033 (3M
US SOFR + 941 bps)
(c)(e)
5,000,000 5,022,277
Monroe Capital MML CLO VIII Ltd., Series 2019-1A, Class ER, 13.74%,
11/22/2033 (3M US SOFR + 862 bps)
(c)(e)
6,250,000 6,278,138
Monroe Capital MML CLO XIV, LLC, Series 2022-2A, Class E, 15.42%,
10/24/2034 (3M US SOFR + 1002 bps)
(c)(e)
3,000,000 3,018,499
Monroe Capital MML Ltd., Series 2019-2A, Class E, 14.24%, 10/22/2031
(3M US SOFR + 896 bps)
(c)(e)
1,625,000 1,628,934
Monroe Capital MML Ltd., Series 2021-1A, Class E, 13.93%, 5/20/2033
(3M US SOFR + 880 bps)
(c)(e)
5,000,000 5,027,257
Mount Logan Funding LP, Series 2018-1A, Class ER, 14.00%, 1/22/2033
(3M US SOFR + 872 bps)
(c)(e)
6,500,000 6,526,618
PennantPark CLO V Ltd., Series 2022-5A, Class ER, 13.25%, 10/15/2033
(3M US SOFR + 795 bps)
(c)(e)
4,000,000 4,013,266
PennantPark CLO VII, LLC, Series 2023-7A, Class D, 12.28%, 7/20/2035
(3M US SOFR + 700 bps)
(c)(e)
3,000,000 3,047,993
TCP Whitney CLO, LLC, Series 2017-1A, Class DR, 9.24%, 8/20/2033
(3M US SOFR + 411 bps)
(c)(e)
1,897,000 1,890,021
THL Credit Lake Shore MM CLO I LTD, Series 2019-1A, Class ER,
14.53%, 4/15/2033 (3M US SOFR + 923 bps)
(c)(e)
5,000,000 5,023,040
TOTAL COLLATERALIZED LOAN OBLIGATIONS DEBT
(Cost $121,416,740) 123,819,116
FIRST LIEN SENIOR SECURED DEBT
(a)
— 60.00%
24 Seven Holdco, LLC, 11.43%, 11/16/2027 (1M US SOFR + 600 bps
(1.00% Floor))
(e)(f)
4,280,487 4,241,107
Accordion Partners, 11.58%, 8/29/2029 (3M US SOFR + 600 bps (0.75%
Floor))
(e)(f)
4,507,685 4,505,882
ALM Media, LLC, 10.84%, 2/21/2029 (3M US SOFR + 625 bps (1.00%
Floor))
(e)(f)
6,965,000 6,839,630
Bounteous, Inc., 10.20%, 8/2/2027 (1M US SOFR + 475 bps (1.00%
Floor))
(e)(f)
4,287,222 4,226,344
Broder Bros Co., 11.86%, 12/4/2025 (3M US SOFR + 600 bps (1.00%
Floor))
(e)(f)
5,334,254 5,334,254
Congruex Group, LLC, 11.74%, 5/3/2029 (3M US SOFR + 575 bps (0.75%
Floor))
(e)(f)
6,864,912 6,629,446
Consor Intermedia II, LLC - Delayed Draw Term Loan, 0.0%, 7/18/2028
(1M US SOFR + 475 bps)
(e)(f)(g)
2,535,211 2,509,859
Consor Intermediate II, LLC - Revolver Unfunded, 0.0%, 7/18/2028 (1M
US SOFR + 475 bps )
(e)(f)(g)
676,056 669,296
Consor Intermediate II, LLC - Term Loan, 10.08%, 7/18/2028 (1M US
SOFR + 475 bps)
(e)(f)
2,788,732 2,760,845

Flat Rock Core Income Fund
Schedule of Investments (continued)
September 30, 2024 - (Unaudited)
FIRST LIEN SENIOR SECURED DEBT
(a)
— 60.00% - continued
Crane Engineering Sales, 10.51%, 8/25/2029 (3M US SOFR + 525 bps
(1.00% Floor))
(e)(f)
$ 5,955,000 $ 5,931,180
Cyber Advisors Delayed Draw Term Loan - Unfunded, 10.71%, 7/18/2028
(3M US SOFR + 525 bps (1.00% Floor))
(e)(f)
1,500,000 1,485,000
Cyber Advisors Term Loan, 0.0%, 11/15/2025 (3M US SOFR + 525 bps
(1.00% Floor))
(e)(f)
3,500,000 3,465,000
Diversified Risk Holdings - Term Loan, 11.74%, 4/30/2026 (3M US SOFR
+ 625 bps)
(e)(f)
7,057,316 6,916,170
Diversified Risk Holdings Revolver - Funded, 13.75%, 4/30/2026 (3M US
SOFR + 625 bps)
(e)(f)(g)
118,519 116,148
Diversified Risk Holdings Revolver - Unfunded, 0.0%, 4/30/2026 (3M US
SOFR + 625 bps)
(e)(f)
177,778 174,222
Drive Automotive Services, LLC TL, 11.48%, 8/2/2026 (3M US SOFR +
615 bps (Floor 1.00%))
(e)(f)
4,217,332 4,133,829
ETC Group, 11.26%, 10/8/2029 (3M US SOFR + 600 bps (Floor 0.50%))
(e)
(f)
1,990,319 1,522,594
Flagship Oral Surgery Partners Delayed Draw Term Loan - Unfunded,
11.37%, 11/20/2025 (3M US SOFR + 600 bps (Floor 1.00%))
(e)(f)(g)
4,375,183 4,344,119
Flagship Oral Surgery Partners, LLC, 11.38%, 12/20/2027 (3M US SOFR
+ 600 bps (Floor 1.00%))
(e)(f)
624,817 624,817
Galactic Litigation Partners, 0.0%, 6/21/2024
(h)(i)
7,274,854 5,834,433
Garmat USA, LLC, Term Loan, 10.44%, 6/19/2025 (1M US SOFR +500
bps (1.00% Floor) )
(e)(f)
4,865,234 4,861,342
George Intermediate Holdings, Inc., 11.82%, 8/15/2027 (3M US SOFR +
650 bps)
(e)(f)
7,880,000 7,928,855
Inmar, Inc., 10.84%, 5/1/2026 (1M US SOFR + 550 bps (1.00% Floor))
(e)(f)
3,960,000 3,960,673
Isagenix International, LLC, 2.50%, 4/14/2028 (3M US SOFR + 660 bps)
(e)
(f)(j)
1,172,262 703,357
Mag Aerospace, 10.94%, 4/1/2027 (3M US SOFR + 550 bps (1.00%
Floor))
(e)(f)
3,617,009 3,481,371
Magnate Worldwide, LLC, 10.99%, 12/30/2028 (3M US SOFR + 550 bps
(0.75% Floor))
(e)(f)
3,805,366 3,695,010
NorthPole US, LLC, 14.50%, 3/3/2025 (3M US SOFR + 700 bps)
(e)(f)
1,750,000 61,250
Oak Point Partners Term Loan, 10.69%, 12/1/2027 (1M US SOFR + 525
bps (1.00% Floor))
(e)(f)
4,341,525 4,242,539
Perennial Services Group, LLC Term Loan, 10.94%, 8/9/2029 (3M US
SOFR + 550 bps (1.00% Floor))
(e)(f)
4,967,630 4,860,826
Profile Products, LLC, Term Loan, 10.69%, 11/12/2027 (1M US SOFR +
550 bps (0.75% Floor))
(e)(f)
2,950,233 2,854,350
S&P Engineering Solutions, 12.32%, 5/2/2030 (3M US SOFR + 700 bps
)1.00% Floor))
(e)(f)(h)
4,975,000 4,933,708
SGA Dental Partners, 10.79%, 7/17/2029 (3M US SOFR + 550 bps (Floor
1.00%))
(e)(f)
6,230,000 6,105,400
SGA Dental Partners - Unfunded, 0.0%, 7/17/2029 (3M US SOFR + 550
bps (Floor 1.00%))
(e)(f)(g)
770,000 762,300
Solaray, LLC, 11.93%, 12/15/2025 (3M US SOFR + 650 bps (1.00%
Floor))
(e)(f)
1,381,640 1,283,267

Flat Rock Core Income Fund
Schedule of Investments (continued)
September 30, 2024 - (Unaudited)
FIRST LIEN SENIOR SECURED DEBT
(a)
— 60.00% - continued
Solaray, LLC Inc., 11.93%, 12/15/2025 (3M US SOFR + 650 bps (1.00%
Floor))
(e)(f)
$ 1,664,864 $ 1,546,326
Solaray, LLC Term Loan 1L, 11.93%, 12/15/2025 (3M US SOFR + 650 bps
(1.00% Floor))
(e)(f)
1,575,076 1,462,931
Spencer Spirit IH, LLC, 10.34%, 7/15/2031 (1M US SOFR + 550 bps)
(e)(f)
5,000,000 4,993,750
Thryv, Inc., 12.09%, 5/1/2029 (1M US SOFR + 675 bps)
(e)(f)
2,521,665 2,551,093
Trulite Holding Corp., 11.34%, 3/1/2030 (1M US SOFR + 600 bps (1.00%
Floor))
(e)(f)
4,968,750 4,794,844
Vehicle Management Services, LLC TL, 11.66%, 7/26/2027 (1M US SOFR
+ 625 bps (1.00% Floor))
(e)(f)
8,450,899 8,450,898
Watchguard Technologies, Inc., 10.59%, 6/30/2029 (1M US SOFR + 525
bps (0.75% Floor))
(e)(f)
4,927,349 4,865,757
Watterson, 12.00%, 1/14/2025
(f)(h)(j)
4,103,961 4,058,817
Xanitos, Inc. Term Loan, 11.56%, 6/25/2026 (3M US SOFR + 650 bps
(1.00% Floor))
(e)(f)(h)
3,487,141 3,481,562
Zavation Medical Products, LLC, 11.82%, 6/30/2028 (3M US SOFR + 650
bps (1.00% Floor))
(e)(f)
6,531,961 6,531,961
Zavation Medical Products, LLC - Revolver, 10.29%, 6/30/2028 (3M US
SOFR + 650 bps (1.00% Floor))
(e)(f)
105,309 105,309
Zavation Medical Products, LLC - Unfunded Revolver, 0.0%, 6/30/2028
(3M US SOFR + 650 bps (1.00% Floor))
(e)(f)
362,730 362,730
TOTAL FIRST LIEN SENIOR SECURED DEBT (Cost $168,956,482) 165,204,401
COMMON STOCKS
(a)
— 0.00% Shares Fair Value
Isagenix International, LLC
(k)
85,665 —
Total Common Stocks (Cost $–) —
PRIVATE INVESTMENT FUNDS
(a)
— 15.26% Shares Fair Value
BCP Great Lakes II - Series A Holdings LP 11,517,297 11,905,718
Hercules Private Global Venture Growth Fund I LP 14,425,511 14,589,471
TriplePoint Private Venture Credit, Inc. 1,324,395 15,521,904
TOTAL PRIVATE INVESTMENT FUNDS (Cost $45,527,259) 42,017,093
SHORT-TERM INVESTMENTS - 0.73%
MONEY MARKET FUNDS - 0.73%
First American Government Obligations Fund, Class X, 4.82%
(l)
2,020,527 2,020,527
TOTAL SHORT-TERM INVESTMENTS (Cost $2,020,527) 2,020,527
TOTAL INVESTMENTS — 128.63% (Cost $360,942,418) 354,218,097
Liabilities in Excess of Other Assets — (28.63)% (78,830,353)
NET ASSETS — 100.00% $ 275,387,744
(a) The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

Flat Rock Core Income Fund
Schedule of Investments (continued)
September 30, 2024 - (Unaudited)
Reference Rates:
1M US SOFR – 1 Month SOFR as of September 30, 2024 was 5.16%.
3M US SOFR – 3 Month SOFR as of September 30, 2024 was 5.31%.
(b) Collateralized loan obligation (“CLO”) equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and CLO expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the CLO equity positions are updated generally once a quarter or in connection with a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Total fair value of the securities is $21,156,960, which represents 7.68% of net assets as of September 30, 2024.
(c) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. These
securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
Total fair value of Rule 144A securities amounts to $144,976,076, which representing 52.64% of net assets as of September 30, 2024.
(d) Estimated Yield.
(e) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(f) All or a portion of the security has been pledged as collateral in connection with the credit facility with certain funds and accounts managed by Cadence Bank, N.A. (the “Credit Facility”). At September 30,
2024, the value of securities pledged amounted to $159,369,968, which represents approximately 57.87%
of net assets.
(g) Investment has been committed to but has not been funded by the Fund as of September 30, 2024.
(h) Investment was acquired via participation agreement.
(i) Investment is past its legal maturity date and facility is currently winding down.
(j) A portion of the stated interest rate is payment-in-kind.
(k) Non-income producing security.
(l) Rate disclosed is the seven day effective yield as of September 30, 2024.
SOFR - Secured Overnight Financing Rate

Flat Rock Opportunity Fund
Schedule of Investments
September 30, 2024 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS EQUITY
(a)(b)
— 103.80% Principal Amount Fair Value
Allegro CLO XIV Ltd., Series 2021-2A, Subordinated Notes, 12.06%,
10/15/2034
(c)(d)
$ 11,800,000 $ 6,244,596
ALM 2020 Ltd., Series 2020-1A, Subordinated Notes, 0.0%, 10/15/2029
(c)
(d)
8,000,000 396,000
Audax Interests, Series 2023-8a, 13.55%, 10/20/2035
(c)(d)
15,000,000 12,278,371
Audax Senior Debt CLO 9 LLC, Series 2024-9A, Subordinated Notes,
16.19%, 4/20/2036
(c)(d)
19,000,000 16,964,387
Bain Capital Credit CLO Ltd., Series 2021-3A, Subordinated Notes,
11.39%, 7/24/2034
(c)(d)
12,800,000 6,637,452
Barings Middle Market CLO Ltd., Series 2021-1, Subordinated Notes,
19.52%, 7/20/2033
(c)(d)
3,240,000 2,854,119
Barings Middle Market CLO Ltd., Series 2023-1A, Subordinated Notes,
15.48%, 1/20/2036
(c)(d)
17,000,000 17,415,840
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Subordinated
Notes, 13.50%, 1/15/2035
(c)(d)
9,246,257 6,622,208
BlackRock Baker CLO Ltd., Series 2021-8A, Class VDN, 19.23%,
1/15/2034
(c)(d)
7,347,140 3,732,325
BlackRock Elbert CLO V, LLC, Series 5I, Subordinated Notes, 8.06%,
6/15/2034
(c)(d)
6,500,000 4,472,460
BlackRock Maroon Bells CLO XI, LLC, Series 1A, Subordinated Notes,
12.46%, 10/15/2034
(c)(d)
11,643,312 5,902,892
Blackrock Mt. Hood CLO X, LLC, Series 1A, Class VDN, 20.12%,
4/20/2035
(c)(d)
20,600,000 9,834,232
Brightwood Capital MM CLO Ltd., Series 2023-1, Class E, 13.48%,
10/15/2035
(c)(d)
14,945,879 11,109,730
Churchill Middle Market CLO III Ltd., Series 2021-1A, Subordinated
Notes, 14.43%, 10/24/2033
(c)(d)
21,500,000 15,177,536
Churchill Middle Market CLO IV Ltd., Series 1I, Subordinated Notes,
18.74%, 4/23/2036
(c)(d)
7,000,000 4,967,016
Great Lakes CLO Ltd., Series 2014-1A, Subordinated Notes, 0.0%,
10/15/2029
(c)(d)
26,740,000 13,650,503
Guggenheim MM CLO LLC, Series 2023-6A, Subordinated Notes,
13.48%, 1/25/2036
(c)(d)
20,000,000 18,541,479
Ivy Hill Middle Market Credit Fund XX Ltd., Series 20A, Subordinated
Notes, 14.41%, 4/20/2035
(c)(d)
18,000,000 15,928,446
Jefferies Credit Partners Direct Lending CLO Ltd., Series 2024-1A,
Subordinated Notes, 17.79%, 7/25/2036
(c)(d)
20,403,000 18,000,547
Lake Shore MM CLO V LLC, Series 1A, Subordinated Notes, 13.13%,
10/15/2034
(c)(d)
22,400,000 15,548,296
LCM Ltd., Series 34A, Income Notes, 2.71%, 10/20/2034
(c)(d)
8,696,000 3,833,025
Maranon Loan Funding Ltd., Series 3A, Subordinated Notes, 24.63%,
1/15/2034
(c)(d)
10,000,000 7,002,954
New Mountain CLO Ltd., Series 2A, Subordinated Notes, 13.06%,
4/15/2034
(c)(d)
8,250,000 5,761,636

Flat Rock Opportunity Fund
Schedule of Investments (continued)
September 30, 2024 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS EQUITY
(a)(b)
—
103.80% - continued Principal Amount Fair Value
New Mountain CLO Ltd., Series 1A, Subordinated Notes, 14.46%,
10/15/2034
(c)(d)
$ 10,520,364 $ 8,302,010
New Mountain CLO Ltd., Series 3A, Subordinated Notes, 14.01%,
10/20/2034
(c)(d)
10,000,000 7,007,677
New Mountain CLO Ltd., Series 4A, Subordinated Notes, 9.93%,
4/20/2036
(c)(d)
16,500,000 12,304,698
Oaktree CLO Ltd., Series 2019-2A, Subordinated Notes, 29.80%,
4/15/2031
(c)(d)
10,880,000 5,251,095
Oaktree CLO Ltd., Series 2022-1A, Subordinated Notes, 14.12%,
5/15/2033
(c)(d)
9,000,000 5,722,869
Oaktree CLO Ltd., Series 2019-3A, Subordinated Notes, 16.84%,
10/20/2034
(c)(d)
8,981,520 5,097,087
Oaktree CLO Ltd., Series 2019-4A, Subordinated Notes, 22.40%,
7/20/2037
(c)(d)
9,000,000 6,706,242
OCP CLO Ltd., Series 2020-20, Subordinated Notes, 15.52%, 4/18/2037
(c)
(d)
6,000,000 4,426,719
Symphony CLO Ltd., Series 30A, Subordinated Notes, 10.98%,
4/20/2054
(c)(d)
9,227,500 5,960,383
Symphony CLO XXIV Ltd., Series 24X, Subordinated Notes, 17.92%,
1/23/2032
(c)(d)
5,000,000 2,637,656
TCP Whitney CLO Ltd., Series 1A, Class SUB2, 8.59%, 8/20/2033 (3M
US SOFR + 411 bps)
(c)(d)
3,575,763 2,215,508
TCP Whitney CLO Ltd., Series 1I, Subordinated Notes, 12.55%,
8/20/2033
(c)(d)
11,500,000 5,562,818
TCW CLO Ltd., Series 2021-2A, Subordinated Notes, 10.20%, 7/25/2034
(c)
(d)
8,125,000 4,324,696
TCW CLO Ltd., Series 2021-2A, Income Notes, 10.26%, 7/25/2034
(c)(d)
7,000,000 3,725,549
TCW CLO Ltd., Series 2024-2A, Subordinated Notes, 16.57%, 7/17/2037
(c)
(d)
18,000,000 14,394,600
Voya CLO Ltd., Series 2021-1A, Income Notes, 8.74%, 7/15/2034
(c)(d)
6,960,000 3,935,212
Voya CLO Ltd., Series 2022-1A, Subordinated Notes, 11.89%, 4/20/2035
(c)
(d)
8,000,000 5,710,132
Voya CLO Ltd., Series 2024-2A, Subordinated Notes, 15.42%, 7/20/2037
(c)
(d)
10,500,000 9,450,000
Woodmont Trust, Series 2022-9A, Subordinated Notes, 21.19%,
10/25/2036
(c)(d)
24,084,000 23,435,888
TOTAL COLLATERALIZED LOAN OBLIGATIONS EQUITY
(Cost $379,688,403) 359,046,889
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a)
— 4.42%
Brightwood Capital MM CLO Ltd., Series 2020-1, Class ER, 15.56%,
1/15/2031 (3M US SOFR + 872 bps)
(c)(e)
6,500,000 6,446,170
Brightwood Capital MM CLO Ltd., Series 2023-1A, 16.90%, 10/15/2035
(3M US SOFR + 1036 bps)
(c)(e)
5,804,225 5,944,499
NewStar Fairfield Fund CLO Ltd., Series 2015-2A, Class DN, 14.15%,
4/20/2030 (3M US SOFR + 764 bps)
(c)(e)
3,000,000 2,888,071

Flat Rock Opportunity Fund
Schedule of Investments (continued)
September 30, 2024 - (Unaudited)
3M US SOFR – 3 Month US SOFR as of September 30, 2024 was 5.31%.
TOTAL COLLATERALIZED LOAN OBLIGATIONS DEBT
(Cost $14,590,344) $ 15,278,740
PRIVATE INVESTMENT FUNDS
(a)
— 5.70% Shares Fair Value
New Mountain Guardian IV Rated Feeder III Ltd., Income Notes 144A -
Series 2024-2A
(f)
20,000,000 19,700,000
TOTAL PRIVATE INVESTMENT FUNDS (Cost $19,700,000) 19,700,000
SHORT-TERM INVESTMENTS - 1.66%
MONEY MARKET FUNDS - 1.66%
First American Government Obligations Fund, Class X, 4.82%
(g)
5,738,781 5,738,781
TOTAL SHORT-TERM INVESTMENTS (Cost $5,738,781) 5,738,781
TOTAL INVESTMENTS — 115.58% (Cost $419,717,528) 399,764,410
Liabilities in Excess of Other Assets — (15.59)% (53,904,829)
NET ASSETS — 100.00% $ 345,859,581
(a) The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b) Collateralized loan obligation (“CLO”) equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and CLO expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the CLO equity positions are updated generally once a quarter or in connection with a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Total fair value of the securities is $359,046,889, which represents 103.80% of net assets as of September 30, 2024.
(c) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. These
securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
Total fair value of Rule 144A securities amounts to $394,025,629, which representing 113.92% of net assets as of September 30, 2024.
(d) Estimated Yield.
(e) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(f) Non-income producing security.
(g) Rate disclosed is the seven day effective yield as of September 30, 2024.
SOFR - Secured Overnight Financing Rate